Fair Value Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement
Note 3 - Fair Value Measurement:

Items carried at fair value as of December 31,  2011 and 2010 are classified in the table below in one of the three categories described in  Note 1 O 2.

	Fair value measurements using input type
	December 31, 2011
	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$3,997	$-	$-	$3,997
Restricted cash	3,428	-	-	3,428
Derivatives liabilities - warrants	-	(53)	-	(53)
Goodwill *	-	-	14,238	14,238
	$7,425	$(53)	$14,238	$21,610

	Fair value measurements using input type
	December 31, 2010
	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$12,295	$-	$-	$12,295
Foreign currency and IRS derivatives, net	-	94	-	94
Derivatives liabilities - warrants	-	(839)	-	(839)
Goodwill *	-	-	36,969	36,969
	$12,295	$(745)	$36,969	$48,526

  * As to relevant inputs- see Note 1H

The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs.

	Year ended December 31,
	2011	2010
	(in thousands)

Carrying value as of January 1	$36,969	$51,990
Danshir's acquisition	-	963
Amount realized due the sale of Appbuilder (ASNA in 2010)	(13,099)	(2,232)
Goodwill impairment	(9,632)	(13,185)

Carrying value as of December 31	$14,238	$36,969

The Company's  financial instruments consist mainly of cash and cash equivalents current and non-current receivables, short-term credit, accounts payable and accruals, long-term loans .The fair value of the financial instruments included in working capital and non-current receivables approximates their carrying values. The fair value of long-term bank loans and also approximates their carrying value, since they bear interest at rates close to the prevailing market rates.